UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

March 31, 2009
unaudited

Common stocks — 83.25%	Shares	Value (000)

ENERGY — 8.13%
Baker Hughes Inc.	10,275,000	$293,351
BP PLC[1]	19,550,000	130,642
Chevron Corp.	6,332,278	425,782
ConocoPhillips	14,083,340	551,504
Eni SpA[1]	4,225,000	81,229
Eni SpA (ADR)	770,000	29,506
Halliburton Co.	2,550,000	39,449
Hess Corp.	4,326,300	234,485
Marathon Oil Corp.	8,978,300	236,040
Royal Dutch Shell PLC, Class A (ADR)	15,065,000	667,380
Royal Dutch Shell PLC, Class B1	2,273,265	49,754
Royal Dutch Shell PLC, Class B (ADR)	2,665,498	116,242
Schlumberger Ltd.	18,174,999	738,268
TOTAL SA1	4,040,000	200,081
		3,793,713

MATERIALS — 1.94%
Air Products and Chemicals, Inc.	1,750,000	98,438
Alcoa Inc.	1,676,400	12,305
Barrick Gold Corp.	7,150,000	231,803
Dow Chemical Co.	2,450,000	20,654
MeadWestvaco Corp.	4,085,000	48,979
Monsanto Co.	211,000	17,534
Newmont Mining Corp.	4,790,000	214,400
Nucor Corp.	1,447,000	55,232
POSCO[1]	136,000	36,421
United States Steel Corp.[2]	7,552,000	159,574
Weyerhaeuser Co.	300,000	8,271
		903,611

INDUSTRIALS — 8.86%
3M Co.	2,000,000	99,440
Boeing Co.	10,050,000	357,579
Burlington Northern Santa Fe Corp.	4,749,700	285,694
CSX Corp.	6,160,300	159,244
Cummins Inc.	3,880,000	98,746
Deere & Co.	7,050,000	231,734
FedEx Corp.	3,300,000	146,817
General Dynamics Corp.	7,845,800	326,307
General Electric Co.	43,895,000	443,778
Illinois Tool Works Inc.	6,400,000	197,440
Lockheed Martin Corp.	4,345,000	299,935
Mitsubishi Corp.[1]	1,065,000	14,175
Norfolk Southern Corp.	1,774,500	59,889
Raytheon Co.	2,399,800	93,448
Siemens AG1	1,365,000	78,058
Southwest Airlines Co.	13,000,000	82,290
Textron Inc.[2]	12,976,616	74,486
Tyco International Ltd.	4,183,190	81,823
Union Pacific Corp.	4,569,400	187,848
United Parcel Service, Inc., Class B	5,800,000	285,476
United Technologies Corp.	10,040,000	431,519
Waste Management, Inc.	4,000,000	102,400
		4,138,126

CONSUMER DISCRETIONARY — 7.27%
Best Buy Co., Inc.	6,472,300	245,689
Carnival Corp., units	9,450,000	204,120
Comcast Corp., Class A	5,000,000	68,200
Daimler AG1	1,660,000	42,136
Harley-Davidson, Inc.	4,575,000	61,259
Honda Motor Co., Ltd.[1]	3,560,200	85,214
Johnson Controls, Inc.	13,540,300	162,484
Limited Brands, Inc.[2]	20,934,943	182,134
Lowe’s Companies, Inc.	23,460,000	428,145
Mattel, Inc.	5,459,000	62,942
McDonald’s Corp.	2,250,000	122,783
McGraw-Hill Companies, Inc.	1,800,000	41,166
Target Corp.	21,173,300	728,150
Time Warner Cable Inc., Class A3	4,357,600	108,068
Time Warner Inc.	20,676,934	399,065
TJX Companies, Inc.	3,000,000	76,920
Toyota Motor Corp.[1]	11,725,000	376,186
		3,394,661

CONSUMER STAPLES — 11.58%
Altria Group, Inc.	25,295,000	405,226
Avon Products, Inc.	13,852,000	266,374
Coca-Cola Co.	5,365,000	235,792
ConAgra Foods, Inc.	5,521,100	93,141
General Mills, Inc.	1,960,000	97,765
H.J. Heinz Co.	2,750,000	90,915
Kellogg Co.	4,549,503	166,648
Kimberly-Clark Corp.	3,000,000	138,330
Kraft Foods Inc., Class A	13,644,168	304,129
Molson Coors Brewing Co., Class B	7,300,000	250,244
PepsiCo, Inc.	18,565,000	955,726
Philip Morris International Inc.	38,415,000	1,366,806
Procter & Gamble Co.	6,725,000	316,680
Reynolds American Inc.	2,666,666	95,573
Sara Lee Corp.	17,943,100	144,980
SYSCO Corp.	2,450,000	55,860
Walgreen Co.	11,401,100	295,973
Wal-Mart Stores, Inc.	2,325,000	121,133
		5,401,295

HEALTH CARE — 10.33%
Abbott Laboratories	8,188,200	390,577
Aetna Inc.	5,000,000	121,650
Amgen Inc.[3]	1,840,792	91,156
AstraZeneca PLC (ADR)	2,534,500	89,848
AstraZeneca PLC (Sweden)[1]	3,709,500	130,510
AstraZeneca PLC (United Kingdom)[1]	1,435,000	50,824
Bayer AG, non-registered shares[1]	950,000	45,446
Bristol-Myers Squibb Co.	12,775,000	280,028
Cardinal Health, Inc.	2,100,000	66,108
Eli Lilly and Co.	10,055,000	335,938
Johnson & Johnson	600,000	31,560
McKesson Corp.	700,000	24,528
Medtronic, Inc.	13,912,500	410,001
Merck & Co., Inc.	34,680,000	927,690
Novartis AG1	800,000	30,145
Novartis AG (ADR)	256,556	9,706
Pfizer Inc	26,945,000	366,991
Roche Holding AG1	5,105,000	699,720
Schering-Plough Corp.	13,086,300	308,182
UnitedHealth Group Inc.	10,000,000	209,300
WellPoint, Inc.[3]	5,000,000	189,850
		4,809,758

FINANCIALS — 2.75%
American International Group, Inc.	5,339,100	5,339
AXA SA1	5,095,418	61,781
Banco Santander, SA1	28,920,000	198,560
Bank of America Corp.	35,000,000	238,700
Berkshire Hathaway Inc., Class A3	2,600	225,420
Capital One Financial Corp.	7,105,576	86,972
Citigroup Inc.	40,000,000	101,200
Fannie Mae	13,105,938	9,174
Fifth Third Bancorp	2,204,000	6,436
HSBC Holdings PLC (ADR)	1,529,416	43,160
HSBC Holdings PLC (United Kingdom)[1]	3,437,111	19,428
JPMorgan Chase & Co.	6,790,000	180,478
PNC Financial Services Group, Inc.	1,200,000	35,148
Société Générale[1]	800,000	31,369
Washington Mutual, Inc.[4]	1,142,858	63
Washington Mutual, Inc.[1,4]	24,571,428	—
XL Capital Ltd, Class A	6,700,000	36,582
		1,279,810

INFORMATION TECHNOLOGY — 18.85%
Analog Devices, Inc.	2,300,000	44,321
Applied Materials, Inc.	6,450,000	69,338
Automatic Data Processing, Inc.	9,215,343	324,011
Canon, Inc.[1]	770,000	22,469
Cisco Systems, Inc.[3]	25,520,400	427,977
Flextronics International Ltd.[3]	19,750,000	57,078
Google Inc., Class A3	1,677,480	583,864
Hewlett-Packard Co.	18,500,000	593,110
HTC Corp.[1]	10,377,500	128,519
Intel Corp.	38,265,000	575,888
International Business Machines Corp.	5,535,000	536,286
KLA-Tencor Corp.	7,475,000	149,500
Linear Technology Corp.	7,600,000	174,648
Maxim Integrated Products, Inc.	6,295,000	83,157
Microsoft Corp.	78,098,100	1,434,662
Motorola, Inc.	14,320,800	60,577
Nokia Corp.[1]	18,000,000	210,429
Nokia Corp. (ADR)	5,652,400	65,964
Oracle Corp.[3]	64,695,100	1,169,040
QUALCOMM Inc.	4,385,000	170,620
Samsung Electronics Co., Ltd.[1]	684,000	284,754
SAP AG1	5,122,900	181,667
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	286,216,974	435,979
Texas Instruments Inc.	24,065,000	397,313
Xerox Corp.	5,500,000	25,025
Xilinx, Inc.	7,650,000	146,574
Yahoo! Inc.[3]	35,732,100	457,728
		8,810,498

TELECOMMUNICATION SERVICES — 6.92%
AT&T Inc.	60,026,500	1,512,668
Deutsche Telekom AG1	5,750,000	71,430
France Télécom SA1	15,745,000	357,544
Qwest Communications International Inc.	73,780,000	252,328
Sprint Nextel Corp., Series 1[3]	20,000,000	71,400
Verizon Communications Inc.	31,999,659	966,390
		3,231,760

UTILITIES — 3.79%
Dominion Resources, Inc.	12,263,824	380,056
Exelon Corp.	13,110,600	595,090
FirstEnergy Corp.	2,743,500	105,899
FPL Group, Inc.	300,000	15,219
GDF Suez[1]	4,086,356	140,297
PPL Corp.	3,698,000	106,170
Public Service Enterprise Group Inc.	10,000,000	294,700
RWE AG1	1,920,000	134,793
		1,772,224

MISCELLANEOUS — 2.83%
Other common stocks in initial period of acquisition		1,330,834

Total common stocks (cost: $46,597,066,000)		38,866,290

Preferred stocks — 0.14%

FINANCIALS — 0.14%
BAC Capital Trust XIV 5.63%[5]	17,430,000	3,836
Bank of America Corp., Series K, 8.00% noncumulative[5]	39,737,000	15,932
Bank of America Corp., Series M, 8.125% noncumulative[5]	9,960,000	4,097
Citigroup Inc., Series E, 8.40%[5]	41,000,000	23,222
PNC Preferred Funding Trust I 6.517%[5,6]	14,100,000	4,378
PNC Preferred Funding Trust III 8.70%[1,5,6]	20,800,000	8,216
XL Capital Ltd., Series E, 6.50%[5]	21,250,000	4,040
		63,721

		Value
Preferred stocks	Shares	(000)

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition		$76

Total preferred stocks (cost: $83,199,000)		63,797

Rights & warrants — 0.01%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,3,4]	3,071,428	—

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		2,893

Total rights & warrants (cost: $11,770,000)		2,893

	Shares or
Convertible securities — 0.61%	principal amount

CONSUMER DISCRETIONARY — 0.04%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	2,277,900	18,291

FINANCIALS — 0.00%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	287

TELECOMMUNICATION SERVICES — 0.10%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	46,375

MISCELLANEOUS — 0.47%
Other convertible securities in initial period of acquisition		218,922

Total convertible securities (cost: $886,693,000)		283,875

	Principal amount
Bonds & notes — 3.27%	(000)

ENERGY — 0.09%
Apache Corp. 6.90% 2018	$15,000	16,387
Chevron Corp. 4.95% 2019	10,000	10,240
Williams Companies, Inc. 8.75% 2020[6]	14,375	14,328
		40,955

MATERIALS — 0.05%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	14,660	14,777
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	8,975
		23,752

INDUSTRIALS — 0.19%
Burlington Northern Santa Fe Corp. 5.75% 2018	15,000	14,829
Honeywell International Inc. 3.875% 2014	5,205	5,232
Honeywell International Inc. 5.00% 2019	13,090	13,107
Norfolk Southern Corp. 5.75% 2018	15,000	14,932
PACCAR Inc, Series A, 6.875% 2014	5,000	5,213
Union Pacific Corp. 5.125% 2014	11,495	11,359
Union Pacific Corp. 6.125% 2020	15,000	14,758
Waste Management, Inc. 6.375% 2015	10,000	10,013
		89,443

CONSUMER DISCRETIONARY — 0.37%
Comcast Corp. 6.50% 2015	7,710	7,676
Comcast Corp. 6.30% 2017	28,120	27,406
Comcast Corp. 6.50% 2017	10,000	9,914
Johnson Controls, Inc. 5.50% 2016	5,160	3,825
Kohl’s Corp. 6.00% 2033	9,518	6,498
News America Inc. 6.90% 2019[6]	25,000	23,368
Staples, Inc. 7.75% 2011	4,695	4,802
Staples, Inc. 9.75% 2014	40,000	41,914
Time Warner Cable Inc. 8.25% 2019	15,320	15,770
Time Warner Inc. 5.875% 2016	20,000	18,957
Walt Disney Co. 5.50% 2019	15,000	15,154
		175,284

CONSUMER STAPLES — 0.21%
Altria Group, Inc. 9.25% 2019	18,600	19,920
British American Tobacco International Finance PLC 9.50% 2018[6]	20,000	22,760
Coca-Cola Co. 4.875% 2019	10,000	10,125
CVS Caremark Corp. 6.60% 2019	20,335	20,533
PepsiAmericas, Inc. 4.375% 2014	10,000	10,010
SYSCO Corp. 5.375% 2019	18,000	18,222
		101,570

HEALTH CARE — 0.37%
Abbott Laboratories 5.125% 2019	25,000	25,192
Aetna Inc. 7.875% 2011	865	893
Cardinal Health, Inc. 4.00% 2015	10,000	8,457
Cardinal Health, Inc. 5.80% 2016	14,625	13,453
Cardinal Health, Inc. 5.85% 2017	8,355	7,626
Cardinal Health, Inc. 6.75% 2011	7,020	7,149
Novartis Securities Investment Ltd. 5.125% 2019	20,000	20,346
Pfizer Inc. 6.20% 2019	20,000	21,354
Roche Holdings Inc. 5.00% 2014[6]	15,000	15,658
Roche Holdings Inc. 6.00% 2019[6]	20,000	20,552
WellPoint, Inc. 7.00% 2019	32,200	32,274
		172,954

FINANCIALS — 0.15%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	14,522
American Express Co. 6.15% 2017	340	282
American Express Co. 7.00% 2018	7,660	6,768
Bank of America Corp. 5.30% 2017	10,000	7,359
Capital One Financial Corp. 5.70% 2011	10,590	9,540
Capital One Financial Corp. 5.50% 2015	1,410	1,143
Citigroup Inc. 6.125% 2017	10,000	8,684
JPMorgan Chase & Co. 4.75% 2013	10,000	9,702
National City Corp. 5.80% 2017	1,350	1,231
National City Corp. 6.875% 2019	4,886	4,144
PNC Funding Corp., Series II, 6.113%[5,6]	5,000	1,385
Simon Property Group, LP 5.25% 2016	5,875	4,382
Simon Property Group, LP 6.10% 2016	1,625	1,288
Simon Property Group, LP 6.125% 2018	1,680	1,323
Société Générale 5.75% 2016[6]	200	172
		71,925

INFORMATION TECHNOLOGY — 0.03%
Cisco Systems, Inc. 4.95% 2019	15,000	14,786

TELECOMMUNICATION SERVICES — 0.19%
AT&T Inc. 4.85% 2014	15,000	15,159
AT&T Inc. 5.80% 2019	20,000	19,615
France Télécom 8.50% 2031	1,100	1,391
Nextel Communications, Inc., Series D, 7.375% 2015	13,525	7,236
Nextel Communications, Inc., Series F, 5.95% 2014	17,075	9,562
Verizon Communications Inc. 5.55% 2014[6]	20,000	20,038
Vodafone Group PLC 5.375% 2015	6,000	5,974
Vodafone Group PLC 5.75% 2016	6,500	6,514
Vodafone Group PLC 5.625% 2017	7,500	7,445
		92,934

UTILITIES — 0.05%
PG&E Corp. 5.75% 2014	8,000	8,068
Progress Energy, Inc. 6.05% 2014	4,000	4,033
Progress Energy, Inc. 7.05% 2019	8,800	8,982
		21,083

MORTGAGE-BACKED OBLIGATIONS[7] — 1.12%
Fannie Mae 5.00% 2022	23,543	24,459
Fannie Mae 4.50% 2023	7,088	7,313
Fannie Mae 4.50% 2023	17,560	18,117
Fannie Mae 4.50% 2023	48,044	49,538
Fannie Mae 5.00% 2024	45,571	47,330
Fannie Mae 5.50% 2024	25,000	26,114
Fannie Mae 6.00% 2037	118,349	123,808
Fannie Mae 7.00% 2037	24,528	26,167
Fannie Mae 5.50% 2038	24,243	25,200
Freddie Mac 5.00% 2038	48,245	49,804
Freddie Mac 5.50% 2038	118,743	123,372
		521,222

BONDS AND NOTES OF U.S. GOVERNMENT AND GOVERNMENT AGENCIES — 0.45%
Fannie Mae 2.75% 2014	25,000	25,327
Freddie Mac 1.50% 2011	10,000	10,043
Freddie Mac 2.50% 2014	15,000	15,032
Freddie Mac 4.50% 2015	50,000	54,785
U.S. Treasury 0.875% 2011	10,000	10,023
U.S. Treasury 1.125% 2011	15,000	15,041
U.S. Treasury 1.75% 2014	15,000	15,103
U.S. Treasury 4.125% 2015	40,000	45,198
U.S. Treasury 4.625% 2017	10,000	11,622
		202,174

Total bonds & notes (cost: $1,509,551,000)		1,528,082

Short-term securities — 12.60%

Abbott Laboratories 0.31% due 4/24/2009[6]	41,800	41,791
Campbell Soup Co. 0.26% due 5/11/2009[6]	25,000	24,993
Coca-Cola Co. 0.30% due 7/20/2009[6]	30,000	29,969
Colgate-Palmolive Co. 0.17% due 4/9/2009[6]	38,600	38,598
Fannie Mae 0.20%–2.20% due 4/3–8/10/2009	1,344,824	1,343,801
Federal Farm Credit Banks 0.70% due 12/22/2009	30,400	30,236
Federal Home Loan Bank 0.20%–2.355% due 4/7–12/1/2009	1,525,642	1,524,511
Federal Home Loan Bank 0.925% due 12/22/2009[5]	30,000	29,959
Freddie Mac 0.19%–2.40% due 4/1–7/28/2009	1,567,629	1,566,698
General Dynamics Corp. 0.30% due 4/21/2009[6]	25,000	24,996
General Electric Capital Corp., FDIC insured, 0.40% due 4/27/2009	25,000	24,991
Hewlett-Packard Co. 0.30% due 4/3/2009[6]	25,000	24,999
IBM Corp. 0.24% due 6/8/2009[6]	25,000	24,981
International Bank for Reconstruction and Development 0.30% due 4/14/2009	43,400	43,391
Jupiter Securitization Co., LLC 0.40% due 4/2–4/16/2009[6]	25,127	25,124
Merck & Co. Inc. 0.35% due 4/17/2009	29,600	29,593
Procter & Gamble International Funding S.C.A. 0.27%–0.42% due 4/24–5/8/2009[6]	55,000	54,983
Ranger Funding Co. 0.40% due 4/2/2009[6]	22,400	22,399
U.S. Treasury Bills 0.11%–0.32% due 4/2–8/6/2009	946,000	945,570
Yale University 0.35% due 4/1/2009	32,500	32,500

Total short-term securities (cost: $5,883,003,000)		5,884,083

Total investment securities (cost: $54,971,282,000)		46,629,020
Other assets less liabilities		54,918

Net assets		$46,683,938

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $4,589,223,000, which represented 9.83% of the net assets of the fund.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Security did not produce income during the last 12 months.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.  Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/8/2008	$10,000	$63	—%
Washington Mutual, Inc.	4/8/2008	203,230	—	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	11,770	—	—

Total restricted securities		$225,000	$63	—%

5Coupon rate may change periodically.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $443,688,000, which represented .95% of the net assets of the fund.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 3/31/09 (000)

Limited Brands, Inc.	20,309,759	625,184	—	20,934,943	$3,140	$182,134
United States Steel Corp.	3,060,000	4,492,000	—	7,552,000	918	159,574
Textron Inc.	12,430,000	2,280,300	1,733,684	12,976,616	228	74,486
					$4,286	$416,194

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$34,525,751
Level 2 — Other significant observable inputs	11,929,575	*
Level 3 — Significant unobservable inputs	173,694
Total	$46,629,020

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,407,314,000 of investment securities were classified as Level 2 instead of Level 1.

Disclosure of fair value measurements

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 1/1/2009	$451
Net purchases	262,500
Net unrealized depreciation	(88,806)
Net transfers out of Level 3	(451)
Ending value at 3/31/2009	$173,694

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009	$(88,806)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,693,227
Gross unrealized depreciation on investment securities	(14,206,352)
Net unrealized depreciation on investment securities	(8,513,125)
Cost of investment securities for federal income tax purposes	55,142,145

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-904-0509O-S15786

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: May 29, 2009

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: May 29, 2009